Comprehensive Income and Loss (Details Textual) (USD $)	3 Months Ended		9 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Portion Attributable to Parent	$ 1,296,841	$ 853,204	$ 5,012,734	$ 8,014,132